S000071710 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	10.19%	[1]
Performance Inception Date		May 25, 2021
Russell 1000 Value Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	6.58%	[1]
Performance Inception Date		May 25, 2021
C000227196
Prospectus [Line Items]
Average Annual Return, Percent	19.32%	12.77%	[1]
Performance Inception Date		May 25, 2021
C000227196 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.93%	12.35%	[1]
Performance Inception Date		May 25, 2021
C000227196 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.70%	9.89%	[1]
Performance Inception Date		May 25, 2021

[1]	Since inception May 25, 2021.